BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE

NOTE 13 — BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE

The Company computes basic net income / (loss) per share by dividing net income / (loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income / (loss) per share by dividing net income / (loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income / (loss) per share:

	For the Three Months Ended March 31,
	2025	2024
Basic earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period	$(3,033,047)	$452,839
Preferred stock dividend	(222,678)	—
Net Income / (Loss) for the period – basic	$(3,255,725)	$452,839
Denominator:
Weighted average number of shares of common stock - basic	9,662,201	403,329

Net Income / (Loss) per share of common stock - basic	$(0.34)	$1.12

Diluted earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period - basic	$(3,255,725)	$452,839
Net Income / (Loss) for the period - diluted	$(3,255,725)	$452,839
Denominator:
Weighted average number of shares of common stock - basic(1)	9,662,201	403,329
Conversion of Convertible Notes into Common Stock	—	3,070,503
Weighted average number of shares of common stock - diluted(1)	9,662,201	3,473,832

Net Income / (Loss) per share of common stock - diluted	$(0.34)	$0.13

(1)	Includes 3,627,918 prepaid warrants.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 13 — BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE (cont.)

Diluted earnings / (loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the three months ended March 31, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income / (loss). The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income / (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Three Months Ended March 31,
	2025	2024
ISOs	6,011	6,164
Equity-classified Warrants	1,441,512	116,928
Liability-classified Warrants	—	2,020,139
Legacy Warrants	3,439,953	—
Preferred Stock (Series A)	1,663,281	—
Preferred Stock (Series B)	3,929,289	—
RSU Awards	245,439	116,581
Total	10,725,485	2,259,812

NOTE 16 — BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE

The Company computes basic net income / (loss) per share by dividing net income / (loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income / (loss) per share by dividing net income / (loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income / (loss) per share:

	For the Years Ended December 31,
	2024	2023
Basic earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period	$710,458	$(36,798,419)
Preferred stock dividend	$(492,366)	$—
Deemed Dividend due to warrant exchange	$(155,279)	$—
Net Income / (Loss) for the period – basic	$62,813	$(36,798,419)
Denominator:
Weighted average number of shares of common stock - basic	1,281,339	381,543

Net Income / (Loss) per share of common stock - basic	$0.05	$(96.45)

Diluted earnings per share of common stock:
Numerator:
Net Income / (Loss) for the period - basic	$62,813	$(36,798,419)
Change in fair value of dilutive convertible notes	(14,028,067)	—
Net Income / (Loss) for the period - diluted	$(13,965,254)	$(36,798,419)
Denominator:
Weighted average number of shares of common stock - basic	1,281,339	381,543
Conversion of convertible notes into common stock	2,609,360	—
Common warrants	3,187,060	—
Weighted average number of shares of common stock - diluted	7,077,759	381,543

Net Income / (Loss) per share of common stock - diluted	$(1.97)	$(96.45)

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 16 — BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE (cont.)

Diluted earnings / (loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the year ended December 31, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income. The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income / (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Years Ended December 31,
	2024	2023
ISOs	6,011	6,178
Equity-classified Warrants	1,237,928	116,928
Liability-classified Warrants	—	2,020,139
Legacy Warrants	3,439,953	—
Representative Warrants	84,377	—
Convertible Notes	—	431,276
Preferred Stock (A series)	1,414,736	—
RSU Awards	245,589	116,988
Total	6,428,594	2,691,509